Capitalization and Management Incentive Units - Class C Units (Details) - Class C Preferred Units - shares	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Preferred Units [Line Items]
Units authorized	6,845,297	6,845,297
Units issued	5,485,833	5,420,833	4,070,833	2,475,000
Number of units vested	1,925,833	1,302,083	1,058,333	425,000